Risk management activities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Remaining contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities as at December 31, 2024 (in thousands $):

Contractual obligations	Carrying Amount	Less than 1 year	1-3 years	4-5 years	More than 5 years
Operating accounts payable	6,418	6,418	—	—	—
Compensation payable	11,829	11,829	—	—	—
Lease obligation	10,211	1,097	2,306	1,915	4,893
Total contractual obligations	28,458	19,344	2,306	1,915	4,893